SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, TX 77019-2118

713.831.5165 713.831.2258 Fax Nori.Gabert@valic.com

Nori L. Gabert Vice President and Deputy General Counsel
VIA EDGAR
February 17, 2012
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Anchor Series Trust (the “Company”) File Numbers 2-86188 and 811-3836 CIK Number 0000726735
Ladies and Gentlemen:
On behalf of Company, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 51 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of incorporating changes to the Company’s Registration Statement resulting from the Shareholder Meeting held on September 27, 2011. The Commission reviewed the proxy statement of the Company and provided comments on the preliminary proxy statement on or about July 29, 2011.
On or about April 12, 2012, the Company will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Company’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act.
Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned at (713) 831-5165.
Very truly yours,
/s/ NORI L. GABERT
Nori L. Gabert
Enclosures